Consolidated Statements of Changes in Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of changes in equity [abstract]
Net of issuance expenses	$ 22
Net of issuance expenses	61
Net of issuance expenses	1,865
Net of issuance expenses	$ 156